Parent Company Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (7,429,581)	$ (53,190,023)	$ 8,679,571
Adjustments to reconcile net income to cash used in operating activities:
Change in fair value of warrant liabilities	(62,905)	(409,775)
Stock based compensation expense	162,363	534,237
Change in operating assets and liabilities
Advances to suppliers	43,984	(212,367)	52,659
Prepaid expense	(24,378)	(209,698)	300,630
Restricted cash		500,000
Other payables and accrued liabilities	2,984,195	3,185,235	1,239,321
Net cash used in operating activities	1,549,836	13,275,874	6,200,843
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(1,928,954)	(36,600,435)	(1,998,492)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of IPO shares, net		11,510,157
Net cash provided by financing activities	(450,646)	10,624,027	(7,593,596)
CHANGES IN CASH AND CASH EQUIVALENTS	(920,632)	(13,735,759)	(3,262,471)
CASH AND CASH EQUIVALENTS, beginning of year	2,734,540	16,470,299	19,732,770
CASH AND CASH EQUIVALENTS, end of year	1,813,908	2,734,540	16,470,299
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(7,429,581)	(53,190,023)	8,679,571
Adjustments to reconcile net income to cash used in operating activities:
Loss (income) from subsidiaries	7,330,123	52,449,561	(9,786,060)
Change in fair value of warrant liabilities	(62,905)	(409,775)
Stock based compensation expense	162,363	534,237
Change in operating assets and liabilities
Advances to suppliers		12,500	(12,500)
Prepaid expense		188,133	(280,833)
Prepaid expense-non current		(50,000)
Restricted cash		(500,000)
Other payables and accrued liabilities		(700,428)	969,288
Net cash used in operating activities		(1,665,795)	(430,534)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in subsidiaries		(11,510,157)
Net cash used in investing activities		(11,510,157)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Related Party Debt		1,665,795,000	310,235,000
Proceeds from issuance of IPO shares, net		11,510,157
Net cash provided by financing activities		13,175,952	310,235
CHANGES IN CASH AND CASH EQUIVALENTS			(120,229)
CASH AND CASH EQUIVALENTS, beginning of year			120,299,000
CASH AND CASH EQUIVALENTS, end of year